[redacted]

13003089

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC
NOV 18 2013
Washington, DC 20549

CERT NYS
File No. 001-36206

November 18, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, 500.com Limited, American depositary shares, each representing 10 Class A shares of par value US$0.00005 per share and Class A ordinary shares, par value US$0.00005 per share. (application for the Class A ordinary shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 18, 2013. Tentative listing date – November 22, 2013.

Sincerely,

[signature]

emecabe@nyx.com
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